Commitments and Contingencies - Summary of Future Minimum Payments for Purchase Commitments (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments And Contingencies Disclosure [Line Items]
2022	$ 12,206
2023	12,951
2024	12,358
2025	12,718
Total	$ 50,233